NYSE Euronext

Received SEC
DEC 10 2010
Washington, DC 20549

Silvio (Joe) Conte
DIRECTOR
CORPORATE ACTIONS & MARKET WATCH

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5024
F +1 212 656 5893
sconte@nyx.com

10013928

CGTNYS
001-35000

December 10, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, Walker & Dunlop, Inc., Common Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on December 9, 2010. Tentative listing date – December 14, 2010.

Sincerely,